Investments in Group undertakings (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Group undertakings
Schedule of investments in Group undertakings

	Bank
	2017	2016
	£m	£m
At 1 January	6,931	6,554
Currency translation and other adjustments	2	(3)
Additional investments in Group undertakings	2,879	—
Acquisitions	738	307
Disposals	(166)	—
(Impairment)/write back of investments	(7,838)	73

At 31 December	2,546	6,931

	Nature of business	Country of incorporation and principal area of operations
Coutts & Company (1)	Private banking	Great Britain
RBS Securities Inc. (2)	Broker dealer	US
Ulster Bank Limited	Banking	Northern Ireland

Notes:

(1)	Coutts & Company is incorporated with unlimited liability. Its registered office is 440 Strand, London WC2R OQS.
(2)	RBS Securities Inc is classed as a disposal group at 31 December 2017. Shares are not directly held by the Bank.